INCOME TAXES - Summary of Source Differences Between Income Taxes at Federal Statutory Rate and Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax benefit at the statutory rate			$ (16,604,968)	$ (7,249,161)
Increase (decrease) in taxes resulting from:
Loss on debt issuance and extinguishment			5,665,190	4,305,904
Warrant revaluations			4,756,738	(443,080)
Change in valuation allowance			3,480,066	3,624,829
Research and development credits			75,234	(100,311)
Foreign tax effects			6,337	0
State and local income taxes, net of federal income tax effect			119	119
Deferred tax true-ups and other			2,621,284	(138,300)
Total income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0
Tax benefit at the statutory rate			21.00%	21.00%
Increase (decrease) in taxes resulting from:
Loss on debt issuance and extinguishment			(7.20%)	(12.50%)
Warrant revaluations			(6.00%)	1.30%
Change in valuation allowance			(4.40%)	(10.50%)
Research and development credits			(0.10%)	0.30%
Foreign tax effects			0.00%	0.00%
State and local income taxes, net of federal income tax effect			0.00%	0.00%
Deferred tax true-ups and other			(3.30%)	0.40%
Income tax provision			0.00%	0.00%